Principal Accounting Policies - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Assets [Abstract]
Short-term Investments	¥ 31,530	$ 4,832	¥ 32,000
Liabilities [Abstract]
Put right liabilities	116,006	$ 17,779
Fair Value, Recurring [Member]
Assets [Abstract]
Short-term Investments	31,530		32,000
Liabilities [Abstract]
Put right liabilities	116,006
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets [Abstract]
Short-term Investments	31,530		¥ 32,000
Liabilities [Abstract]
Put right liabilities	¥ 116,006